UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company Metro Office Park Calle 1 Lote 10 Guaynabo, PR	00968
(Address of principal executive offices)	(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00968

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(787) 706-7337

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Semi-Annual Report

June 30, 2026

i

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7095; or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2026, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

Fortune V Separate Account	1	Semi-Annual Report 2026

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the
Fortune V Separate Account Funds:

We are pleased to present the most recent semi-annual report for the Fortune V Separate Account. For your benefit, you can print this report and any supplementary documents thereof.

Should you prefer a hard copy, we will send it to you at no cost by calling us at 787-706-7095 or writing to us at:

Universal Life Insurance Company
Annuities Department
PO Box 2145
San Juan, PR 00922-2145

Fortune V Separate Account	2	Semi-Annual Report 2026

Disclosure of Expenses (Unaudited)

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2026, and held for the entire six-month period until June 30, 2026.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses (A)
Subaccount	Beginning Account Value January 1, 2026	Ending Account Value June 30, 2026	Expenses Paid During Period (B)	Ending Account Value June 30, 2026	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Universal VIA Conservative Allocation	$1,000.00	$1,033.70	$11.04	$1,013.93	$10.94	2.19%
Universal VIA Moderate Allocation	1,000.00	1,048.10	10.26	1,014.78	10.09	2.02
Universal VIA Moderate Growth Allocation	1,000.00	1,078.90	11.13	1,014.08	10.79	2.16
Universal VIA Growth Allocation	1,000.00	1,105.50	11.59	1,013.79	11.08	2.22
Universal VIA International Mod Growth Alloc	1,000.00	1,137.90	13.62	1,012.05	12.82	2.57
Universal Money Market	1,000.00	1,011.30	12.97	1,011.90	12.97	2.60

(A)	5% return per year before expenses.
(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).
(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months.

Fortune V Separate Account	3	Semi-Annual Report 2026

Schedules of Investment Composition (Unaudited)

At June 30, 2026

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	28.74%
Fixed Income Funds	71.44
Net Other Assets (Liabilities)	(0.18)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	44.65%
Fixed Income Funds	55.48
Net Other Assets (Liabilities)	(0.13)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	71.16%
Fixed Income Funds	29.00
Net Other Assets (Liabilities)	(0.16)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.16%
Net Other Assets (Liabilities)	(0.16)
Total	100.00%

Fortune V Separate Account – Universal VIA International Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	99.11%
Net Other Assets (Liabilities)	0.89
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Money Market Fund	97.69%
Net Other Assets (Liabilities)	2.31
Total	100.00%

Fortune V Separate Account	4	Semi-Annual Report 2026

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.18%
Equity Funds: 28.74%
Transamerica Capital Growth I2	86,256	$1,168,772
Transamerica Emerging Markets Opps I2	87,765	1,179,557
Transamerica Energy Infrastructure I2	17,244	180,717
Transamerica Global Alloc Liquid Trust	50	68
Transamerica International Equity I2	19,835	556,567
Transamerica International Focus I2	127,609	937,929
Transamerica International Sm Cp Val I2	13,664	266,986
Transamerica International Stock I2	35,468	580,607
Transamerica Large Cap Value I2	120,213	2,247,980
Transamerica Mid Cap Growth I2	11,940	118,444
Transamerica Mid Cap Value Opps I2	8,066	82,917
Transamerica Small Cap Growth I2	35,989	218,094
Transamerica Small Cap Value I2	53,015	348,840
Transamerica Sustainable Equity Inc I2	148,966	1,534,353
Transamerica US Growth I2	61,180	2,250,192
		11,672,023
Fixed Income Funds: 71.44%
Transamerica Bond I2	1,471,108	11,857,130
Transamerica Core Bond I2	1,429,509	12,236,599
Transamerica Emerging Markets Debt I2	159,362	1,580,873
Transamerica Inflation Opps I2	130,745	1,289,141
Transamerica Short-Term Bond I2	208,805	2,050,464
		29,014,207
Total Investments - Unaffiliated (Cost: $38,098,258)		40,686,230

Total Investments (Cost: $38,098,258)		$40,686,230
Net Other Assets (Liabilities): (0.18)%		(71,947)
Net Assets: 100%		$40,614,283

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$40,686,230	$-	$-	$40,686,230
Total Investments	$40,686,230	$-	$-	$40,686,230

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	5	Semi-Annual Report 2026

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 44.65%
Transamerica Capital Growth I2	659,258	$8,932,941
Transamerica Emerging Markets Opps I2	572,050	7,688,352
Transamerica Energy Infrastructure I2	113,194	1,186,273
Transamerica Global Alloc Liquid Trust	148	201
Transamerica International Equity I2	130,082	3,650,096
Transamerica International Focus I2	877,922	6,452,728
Transamerica International Sm Cp Val I2	90,082	1,760,196
Transamerica International Stock I2	233,888	3,828,747
Transamerica Large Cap Value I2	786,897	14,714,969
Transamerica Mid Cap Growth I2	80,997	803,492
Transamerica Mid Cap Value Opps I2	53,750	552,550
Transamerica Small Cap Growth I2	242,842	1,471,625
Transamerica Small Cap Value I2	339,565	2,234,338
Transamerica Sustainable Equity Inc I2	989,021	10,186,920
Transamerica US Growth I2	416,668	15,325,035
		78,788,463
Fixed Income Funds: 55.48%
Transamerica Bond I2	5,001,523	40,312,277
Transamerica Core Bond I2	4,861,679	41,615,975
Transamerica Emerging Markets Debt I2	544,065	5,397,126
Transamerica Inflation Opps I2	445,351	4,391,159
Transamerica Short-Term Bond I2	628,677	6,173,605
		97,890,142
Total Investments - Unaffiliated (Cost: $156,897,208)		176,678,605

Total Investments (Cost: $156,897,208)		$176,678,605
Net Other Assets (Liabilities): (0.13)%		(228,613)
Net Assets: 100%		$176,449,992

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$176,678,605	$-	$-	$176,678,605
Total Investments	$176,678,605	$-	$-	$176,678,605

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	6	Semi-Annual Report 2026

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.16%
Equity Funds: 71.16%
Transamerica Capital Growth I2	289,054	$3,916,685
Transamerica Emerging Markets Opps I2	255,241	3,430,444
Transamerica Energy Infrastructure I2	50,395	528,141
Transamerica Global Alloc Liquid Trust	50	68
Transamerica International Equity I2	57,992	1,627,250
Transamerica International Focus I2	402,443	2,957,957
Transamerica International Sm Cp Val I2	40,618	793,677
Transamerica International Stock I2	104,857	1,716,504
Transamerica Large Cap Value I2	354,010	6,619,983
Transamerica Mid Cap Growth I2	37,313	370,142
Transamerica Mid Cap Value Opps I2	23,614	242,748
Transamerica Small Cap Growth I2	109,682	664,673
Transamerica Small Cap Value I2	151,995	1,000,126
Transamerica Sustainable Equity Inc I2	447,994	4,614,338
Transamerica US Growth I2	190,062	6,990,485
		35,473,221
Fixed Income Funds: 29.00%
Transamerica Bond I2	664,832	5,358,549
Transamerica Core Bond I2	710,249	6,079,731
Transamerica Emerging Markets Debt I2	80,074	794,333
Transamerica High Yield Bond I2	68,559	557,387
Transamerica Inflation Opps I2	65,194	642,808
Transamerica Short-Term Bond I2	104,195	1,023,193
		14,456,001
Total Investments - Unaffiliated (Cost: $40,460,950)		49,929,222

Total Investments (Cost: $40,460,950)		$49,929,222
Net Other Assets (Liabilities): (0.16)%		(79,139)
Net Assets: 100%		$49,850,083

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$49,929,222	$-	$-	$49,929,222
Total Investments	$49,929,222	$-	$-	$49,929,222

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	7	Semi-Annual Report 2026

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.16%
Equity Funds: 100.16%
Transamerica Capital Growth I2	346,184	$4,690,798
Transamerica Emerging Markets Opps I2	305,208	4,101,999
Transamerica Energy Infrastructure I2	59,940	628,175
Transamerica Global Alloc Liquid Trust	25	34
Transamerica International Equity I2	69,701	1,955,802
Transamerica International Focus I2	485,470	3,568,202
Transamerica International Sm Cp Val I2	48,740	952,385
Transamerica International Stock I2	125,572	2,055,611
Transamerica Large Cap Value I2	423,698	7,923,145
Transamerica Mid Cap Growth I2	44,480	441,243
Transamerica Mid Cap Value Opps I2	29,055	298,686
Transamerica Small Cap Growth I2	133,445	808,679
Transamerica Small Cap Value I2	185,076	1,217,798
Transamerica Sustainable Equity Inc I2	537,750	5,538,823
Transamerica US Growth I2	228,097	8,389,391
		42,570,771

Total Investments (Cost: $31,808,375)		$42,570,771
Net Other Assets (Liabilities): (0.16)%		(67,908)
Net Assets: 100%		$42,502,863

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$42,570,771	$-	$-	$42,570,771
Total Investments	$42,570,771	$-	$-	$42,570,771

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	8	Semi-Annual Report 2026

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 99.11%
Equity Funds: 99.11%
Transamerica Emerging Markets Opps I2	136,429	$1,833,604
Transamerica Global Alloc Liquid Trust	8	11
Transamerica International Equity I2	27,100	760,416
Transamerica International Focus I2	149,799	1,101,020
Transamerica International Sm Cp Val I2	40,764	796,525
Transamerica International Stock I2	48,593	795,459
		5,287,035

Total Investments (Cost: $3,969,884)		$5,287,035
Net Other Assets (Liabilities): 0.89%		47,369
Net Assets: 100%		$5,334,404

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,287,035	$-	$-	$5,287,035
Total Investments	$5,287,035	$-	$-	$5,287,035

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	9	Semi-Annual Report 2026

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At June 30, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 97.69%
Money Market Fund: 97.69%
Transamerica Government Money Market I2, 3.31%[1]	2,183,260	$2,183,260
		2,183,260

Total Investments (Cost: $2,183,260)		$2,183,260
Net Other Assets (Liabilities): 2.31%		51,611
Net Assets: 100%		$2,234,871

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,183,260	$-	$-	$2,183,260
Total Investments	$2,183,260	$-	$-	$2,183,260

[1]	The rate is the subsidized 7 day yield.

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	10	Semi-Annual Report 2026

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2026 (Unaudited)

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value	$40,686,230	$176,678,605	$49,929,222	$42,570,771	$5,287,035	$2,183,260
Receivables and other assets:
Dividend income	104,316	352,047	50,296	-	-	6,284
Receivable for investments sold	6,576	24,024	2,101	1,847	227	98
Other receivables	-	-	-	-	69,765	65,753
Total assets	40,797,122	177,054,676	49,981,619	42,572,618	5,357,027	2,255,395

Liabilities:
Payables and other liabilities:
Payable for investments purchased	104,316	352,048	50,296	-	-	6,284
Units redeemed	6,577	24,023	2,101	1,847	227	98
Accrued expenses	71,946	228,613	79,139	67,908	22,396	14,142
Total liabilities	182,839	604,684	131,536	69,755	22,623	20,524
Net assets	$40,614,283	$176,449,992	$49,850,083	$42,502,863	$5,334,404	$2,234,871

Investments, at cost	$38,098,258	$156,897,208	$40,460,950	$31,808,375	$3,969,884	$2,183,260

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	11	Semi-Annual Report 2026

STATEMENTS OF OPERATIONS

For the period ended June 30, 2026 (Unaudited)

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$671,640	$2,288,222	$352,624	$79,704	$-	$35,776

Expenses:
Mortality expense	323,904	1,347,339	373,135	322,646	40,441	17,512
Advisory fees	73,390	310,560	85,120	71,251	9,014	3,824
Management fees	20,968	88,731	24,320	20,357	2,575	-
Custodian fees	40,852	40,911	41,617	37,351	31,150	23,316
Waivers/Reimbursements
Waiver/reimbursement	-	-	-	-	(16,986)	(16,214)
Net investment income (loss):	212,526	500,681	(171,568)	(371,901)	(66,194)	7,338

Net realized gain (loss) on:
Unaffiliated Investments	1,241,407	4,871,048	1,435,619	818,155	118,794	-

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(397,313)	1,659,926	2,092,520	3,372,675	573,769	-
Net realized and unrealized gain (loss)	844,094	6,530,974	3,528,139	4,190,830	692,563	-
Net increase (decrease) in net assets resulting from operations	$1,056,620	$7,031,655	$3,356,571	$3,818,929	$626,369	$7,338

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	12	Semi-Annual Report 2026

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$212,526	$515,144	$500,681	$1,572,662	$(171,568)	$(68,828)
Net realized gain (loss)	1,241,407	1,949,760	4,871,048	7,908,992	1,435,619	2,315,739
Net change in unrealized appreciation (depreciation)	(397,313)	839,926	1,659,926	8,601,610	2,092,520	4,314,632
Net increase (decrease) in net assets resulting from operations	1,056,620	3,304,830	7,031,655	18,083,264	3,356,571	6,561,543

Unit transactions:
Units sold	163,476	305,045	622,902	1,835,908	697,350	829,431
Units redeemed	(4,770,255)	(6,995,737)	(14,963,366)	(33,569,674)	(4,027,813)	(8,766,276)
Net increase (decrease) in net assets resulting from unit transactions	(4,606,779)	(6,690,692)	(14,340,464)	(31,733,766)	(3,330,463)	(7,936,845)

Net increase (decrease) in net assets	(3,550,159)	(3,385,862)	(7,308,809)	(13,650,502)	26,108	(1,375,302)

Net assets:
Beginning of period	44,164,442	47,550,304	183,758,801	197,409,303	49,823,975	51,199,277
End of period	$40,614,283	$44,164,442	$176,449,992	$183,758,801	$49,850,083	$49,823,975

Unit transactions - shares:
Units sold	7,906	15,596	25,820	81,420	23,712	31,997
Units redeemed	(243,449)	(392,450)	(673,766)	(1,614,262)	(148,736)	(354,590)
Net increase (decrease)	(235,543)	(376,854)	(647,946)	(1,532,842)	(125,024)	(322,593)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	13	Semi-Annual Report 2026

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Alloc		Universal Money Market
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$(371,901)	$(433,157)	$(66,194)	$(2,243)	$7,338	$22,538
Net realized gain (loss)	818,155	1,462,092	118,794	159,949	-	-
Net change in unrealized appreciation (depreciation)	3,372,675	4,881,377	573,769	911,619	-	-
Net increase (decrease) in net assets resulting from operations	3,818,929	5,910,312	626,369	1,069,325	7,338	22,538

Unit transactions:
Units sold	2,857,583	1,158,149	85,838	148,892	449,708	1,343,474
Units redeemed	(4,194,279)	(2,401,264)	(506,793)	(638,994)	(288,504)	(1,673,762)
Net increase (decrease) in net assets resulting from unit transactions	(1,336,696)	(1,243,115)	(420,955)	(490,102)	161,204	(330,288)

Net increase (decrease) in net assets	2,482,233	4,667,197	205,414	579,223	168,542	(307,750)

Net assets:
Beginning of period	40,020,630	35,353,433	5,128,990	4,549,767	2,066,329	2,374,079
End of period	$42,502,863	$40,020,630	$5,334,404	$5,128,990	$2,234,871	$2,066,329

Unit transactions - shares:
Units sold	85,489	39,347	4,040	8,384	44,253	134,991
Units redeemed	(133,079)	(98,690)	(25,937)	(39,168)	(30,089)	(172,323)
Net increase (decrease)	(47,590)	(59,343)	(21,897)	(30,784)	14,164	(37,332)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	14	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$15.48	$14.37	$13.47	$12.62	$14.77	$14.55
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.24)	(0.88)	(1.12)	(0.75)	(2.94)	(0.22)
Net increase (decrease) in accumulation unit value	0.41	1.11	0.90	0.85	(2.15)	0.22
Accumulation unit value at period end	$15.89	$15.48	$14.37	$13.47	$12.62	$14.77
Total return	2.65%	7.72%	6.68%	6.74%	(14.56)%	1.51%
Net assets at period end (000’s)	$23,372	$25,634	$26,993	$33,663	$37,114	$48,999
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.85	$13.81	$12.98	$12.18	$14.28	$14.10
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.27)	(0.95)	(1.19)	(0.80)	(2.89)	(0.26)
Net increase (decrease) in accumulation unit value	0.38	1.04	0.83	0.80	(2.10)	0.18
Accumulation unit value at period end	$15.23	$14.85	$13.81	$12.98	$12.18	$14.28
Total return	2.56%	7.53%	6.39%	6.57%	(14.71)%	1.28%
Net assets at period end (000’s)	$790	$814	$1,693	$1,663	$1,923	$2,886
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	15	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$15.15	$14.10	$13.26	$12.45	$14.60	$14.42
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.26)	(0.94)	(1.18)	(0.79)	(2.94)	(0.26)
Net increase (decrease) in accumulation unit value	0.39	1.05	0.84	0.81	(2.15)	0.18
Accumulation unit value at period end	$15.54	$15.15	$14.10	$13.26	$12.45	$14.60
Total return	2.57%	7.45%	6.33%	6.51%	(14.73)%	1.25%
Net assets at period end (000’s)	$2,844	$3,068	$3,506	$3,665	$4,578	$6,095
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.10	$13.15	$12.39	$11.65	$13.70	$13.56
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.30)	(1.04)	(1.26)	(0.86)	(2.84)	(0.30)
Net increase (decrease) in accumulation unit value	0.35	0.95	0.76	0.74	(2.05)	0.14
Accumulation unit value at period end	$14.45	$14.10	$13.15	$12.39	$11.65	$13.70
Total return	2.48%	7.22%	6.13%	6.35%	(14.96)%	1.03%
Net assets at period end (000’s)	$385	$417	$418	$454	$666	$839
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	16	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$13.81	$12.89	$12.16	$11.45	$13.47	$13.35
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.32)	(1.07)	(1.29)	(0.89)	(2.81)	(0.32)
Net increase (decrease) in accumulation unit value	0.33	0.92	0.73	0.71	(2.02)	0.12
Accumulation unit value at period end	$14.14	$13.81	$12.89	$12.16	$11.45	$13.47
Total return	2.39%	7.14%	6.00%	6.20%	(15.00)%	0.90%
Net assets at period end (000’s)	$1,393	$1,526	$1,540	$1,404	$1,577	$2,353
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$13.25	$12.39	$11.71	$11.05	$13.03	$12.93
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.34)	(1.13)	(1.34)	(0.94)	(2.77)	(0.34)
Net increase (decrease) in accumulation unit value	0.31	0.86	0.68	0.66	(1.98)	0.10
Accumulation unit value at period end	$13.56	$13.25	$12.39	$11.71	$11.05	$13.03
Total return	2.34%	6.94%	5.81%	5.97%	(15.20)%	0.77%
Net assets at period end (000’s)	$1,076	$1,055	$994	$947	$901	$1,132
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	17	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$15.16	$14.09	$13.22	$12.40	$14.52	$14.32
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.25)	(0.92)	(1.15)	(0.78)	(2.91)	(0.24)
Net increase (decrease) in accumulation unit value	0.40	1.07	0.87	0.82	(2.12)	0.20
Accumulation unit value at period end	$15.56	$15.16	$14.09	$13.22	$12.40	$14.52
Total return	2.64%	7.59%	6.58%	6.61%	(14.60)%	1.40%
Net assets at period end (000’s)	$2,323	$2,603	$2,607	$2,700	$3,760	$4,866
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.55	$13.54	$12.74	$11.97	$14.05	$13.88
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.29)	(0.98)	(1.22)	(0.83)	(2.87)	(0.27)
Net increase (decrease) in accumulation unit value	0.36	1.01	0.80	0.77	(2.08)	0.17
Accumulation unit value at period end	$14.91	$14.55	$13.54	$12.74	$11.97	$14.05
Total return	2.47%	7.46%	6.28%	6.43%	(14.80)%	1.22%
Net assets at period end (000’s)	$484	$498	$520	$569	$655	$874
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	18	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.40	$13.41	$12.62	$11.86	$13.93	$13.77
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.29)	(1.00)	(1.23)	(0.84)	(2.86)	(0.28)
Net increase (decrease) in accumulation unit value	0.36	0.99	0.79	0.76	(2.07)	0.16
Accumulation unit value at period end	$14.76	$14.40	$13.41	$12.62	$11.86	$13.93
Total return	2.50%	7.38%	6.26%	6.41%	(14.86)%	1.16%
Net assets at period end (000’s)	$7,090	$7,291	$7,821	$8,124	$8,888	$12,254
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$13.81	$12.89	$12.16	$11.45	$13.47	$13.35
Net Investment Income [A]	1.65	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.32)	(1.07)	(1.29)	(0.89)	(2.81)	(0.32)
Net increase (decrease) in accumulation unit value	0.33	0.92	0.73	0.71	(2.02)	0.12
Accumulation unit value at period end	$14.14	$13.81	$12.89	$12.16	$11.45	$13.47
Total return	2.39%	7.14%	6.00%	6.20%	(15.00)%	0.90%
Net assets at period end (000’s)	$857	$1,254	$1,457	$1,543	$1,740	$2,196
Expenses to average net assets [B]	2.17%	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.00%	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.39%	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	19	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$17.80	$16.18	$14.84	$13.79	$16.46	$15.87
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.17)	0.05	0.06	0.01	(3.07)	0.37
Net increase (decrease) in accumulation unit value	0.73	1.62	1.34	1.05	(2.67)	0.59
Accumulation unit value at period end	$18.53	$17.80	$16.18	$14.84	$13.79	$16.46
Total return	4.10%	10.01%	9.03%	7.61%	(16.22)%	3.72%
Net assets at period end (000’s)	$105,404	$110,455	$117,934	$132,694	$137,842	$178,311
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$17.08	$15.56	$14.30	$13.31	$15.92	$15.38
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.22)	(0.05)	(0.02)	(0.05)	(3.01)	0.32
Net increase (decrease) in accumulation unit value	0.68	1.52	1.26	0.99	(2.61)	0.54
Accumulation unit value at period end	$17.76	$17.08	$15.56	$14.30	$13.31	$15.92
Total return	3.98%	9.77%	8.81%	7.44%	(16.39)%	3.51%
Net assets at period end (000’s)	$10,932	$11,021	$13,777	$16,059	$17,623	$21,942
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	20	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$17.43	$15.88	$14.60	$13.60	$16.28	$15.73
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.21)	(0.02)	(0.00)	(0.04)	(3.08)	0.33
Net increase (decrease) in accumulation unit value	0.69	1.55	1.28	1.00	(2.68)	0.55
Accumulation unit value at period end	$18.12	$17.43	$15.88	$14.60	$13.60	$16.28
Total return	3.96%	9.76%	8.77%	7.35%	(16.46)%	3.50%
Net assets at period end (000’s)	$12,362	$13,034	$13,730	$13,774	$15,167	$19,776
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$16.78	$15.33	$14.12	$13.17	$15.80	$15.30
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.25)	(0.12)	(0.07)	(0.09)	(3.03)	0.28
Net increase (decrease) in accumulation unit value	0.65	1.45	1.21	0.95	(2.63)	0.50
Accumulation unit value at period end	$17.43	$16.78	$15.33	$14.12	$13.17	$15.80
Total return	3.87%	9.46%	8.57%	7.21%	(16.65)%	3.27%
Net assets at period end (000’s)	$1,962	$2,048	$2,040	$2,192	$3,171	$4,673
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	21	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$15.89	$14.52	$13.39	$12.51	$15.02	$14.56
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.30)	(0.20)	(0.15)	(0.16)	(2.91)	0.24
Net increase (decrease) in accumulation unit value	0.60	1.37	1.13	0.88	(2.51)	0.46
Accumulation unit value at period end	$16.49	$15.89	$14.52	$13.39	$12.51	$15.02
Total return	3.78%	9.44%	8.44%	7.03%	(16.71)%	3.16%
Net assets at period end (000’s)	$3,889	$4,045	$3,823	$3,872	$6,309	$5,238
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$15.24	$13.96	$12.90	$12.07	$14.53	$14.11
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.33)	(0.29)	(0.22)	(0.21)	(2.86)	0.20
Net increase (decrease) in accumulation unit value	0.57	1.28	1.06	0.83	(2.46)	0.42
Accumulation unit value at period end	$15.81	$15.24	$13.96	$12.90	$12.07	$14.53
Total return	3.74%	9.17%	8.22%	6.88%	(16.93)%	2.98%
Net assets at period end (000’s)	$241	$663	$701	$649	$703	$835
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	22	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$17.44	$15.87	$14.57	$13.54	$16.19	$15.62
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.20)	(0.00)	0.02	(0.01)	(3.05)	0.35
Net increase (decrease) in accumulation unit value	0.70	1.57	1.30	1.03	(2.65)	0.57
Accumulation unit value at period end	$18.14	$17.44	$15.87	$14.57	$13.54	$16.19
Total return	4.01%	9.89%	8.92%	7.61%	(16.37)%	3.65%
Net assets at period end (000’s)	$11,138	$11,594	$11,602	$12,134	$12,833	$16,941
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$16.73	$15.25	$14.03	$13.07	$15.66	$15.14
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.24)	(0.09)	(0.06)	(0.08)	(2.99)	0.30
Net increase (decrease) in accumulation unit value	0.66	1.48	1.22	0.96	(2.59)	0.52
Accumulation unit value at period end	$17.39	$16.73	$15.25	$14.03	$13.07	$15.66
Total return	3.95%	9.70%	8.70%	7.35%	(16.54)%	3.43%
Net assets at period end (000’s)	$1,797	$1,991	$1,914	$2,056	$2,540	$3,210
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	23	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$16.56	$15.10	$13.90	$12.96	$15.53	$15.02
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.25)	(0.11)	(0.08)	(0.10)	(2.97)	0.29
Net increase (decrease) in accumulation unit value	0.65	1.46	1.20	0.94	(2.57)	0.51
Accumulation unit value at period end	$17.21	$16.56	$15.10	$13.90	$12.96	$15.53
Total return	3.93%	9.67%	8.63%	7.25%	(16.55)%	3.40%
Net assets at period end (000’s)	$23,442	$23,577	$26,258	$28,637	$34,487	$47,475
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$15.89	$14.52	$13.39	$12.51	$15.02	$14.56
Net Investment Income [A]	0.90	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.30)	(0.20)	(0.15)	(0.16)	(2.91)	0.24
Net increase (decrease) in accumulation unit value	0.60	1.37	1.13	0.88	(2.51)	0.46
Accumulation unit value at period end	$16.49	$15.89	$14.52	$13.39	$12.51	$15.02
Total return	3.78%	9.44%	8.44%	7.03%	(16.71)%	3.16%
Net assets at period end (000’s)	$5,282	$5,313	$5,630	$5,562	$5,662	$7,655
Expenses to average net assets [B]	1.99%	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.56%	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.35%	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	24	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$24.73	$21.12	$18.14	$15.99	$20.51	$18.19
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.61	3.85	2.70	2.16	(4.36)	2.49
Net increase (decrease) in accumulation unit value	2.42	3.61	2.98	2.15	(4.52)	2.32
Accumulation unit value at period end	$27.15	$24.73	$21.12	$18.14	$15.99	$20.51
Total return	9.79%	17.09%	16.43%	13.45%	(22.04)%	12.75%
Net assets at period end (000’s)	$20,344	$19,475	$17,095	$16,157	$13,775	$16,608
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$23.72	$20.30	$17.47	$15.44	$19.84	$17.63
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.49	3.66	2.55	2.04	(4.24)	2.38
Net increase (decrease) in accumulation unit value	2.30	3.42	2.83	2.03	(4.40)	2.21
Accumulation unit value at period end	$26.02	$23.72	$20.30	$17.47	$15.44	$19.84
Total return	9.70%	16.85%	16.20%	13.15%	(22.18)%	12.54%
Net assets at period end (000’s)	$1,201	$1,125	$942	$1,067	$1,192	$1,659
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	25	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$24.21	$20.72	$17.85	$15.77	$20.28	$18.04
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.52	3.73	2.59	2.09	(4.35)	2.41
Net increase (decrease) in accumulation unit value	2.33	3.49	2.87	2.08	(4.51)	2.24
Accumulation unit value at period end	$26.54	$24.21	$20.72	$17.85	$15.77	$20.28
Total return	9.62%	16.84%	16.08%	13.19%	(22.24)%	12.42%
Net assets at period end (000’s)	$2,793	$2,857	$2,536	$2,976	$3,168	$4,306
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$23.31	$20.00	$17.25	$15.28	$19.69	$17.54
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.42	3.55	2.47	1.98	(4.25)	2.32
Net increase (decrease) in accumulation unit value	2.23	3.31	2.75	1.97	(4.41)	2.15
Accumulation unit value at period end	$25.54	$23.31	$20.00	$17.25	$15.28	$19.69
Total return	9.57%	16.55%	15.94%	12.89%	(22.40)%	12.26%
Net assets at period end (000’s)	$844	$1,682	$1,462	$1,409	$1,309	$1,773
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	26	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$22.07	$18.95	$16.36	$14.51	$18.71	$16.69
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.28	3.36	2.31	1.86	(4.04)	2.19
Net increase (decrease) in accumulation unit value	2.09	3.12	2.59	1.85	(4.20)	2.02
Accumulation unit value at period end	$24.16	$22.07	$18.95	$16.36	$14.51	$18.71
Total return	9.47%	16.46%	15.83%	12.75%	(22.45)%	12.10%
Net assets at period end (000’s)	$2,435	$1,118	$1,176	$6,560	$4,615	$5,858
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$21.17	$18.21	$15.76	$14.00	$18.10	$16.17
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.18	3.20	2.17	1.77	(3.94)	2.10
Net increase (decrease) in accumulation unit value	1.99	2.96	2.45	1.76	(4.10)	1.93
Accumulation unit value at period end	$23.16	$21.17	$18.21	$15.76	$14.00	$18.10
Total return	9.40%	16.25%	15.55%	12.57%	(22.65)%	11.94%
Net assets at period end (000’s)	$18	$16	$14	$22	$38	$49
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	27	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$24.22	$20.70	$17.80	$15.71	$20.17	$17.91
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.55	3.76	2.62	2.10	(4.30)	2.43
Net increase (decrease) in accumulation unit value	2.36	3.52	2.90	2.09	(4.46)	2.26
Accumulation unit value at period end	$26.58	$24.22	$20.70	$17.80	$15.71	$20.17
Total return	9.74%	17.00%	16.29%	13.30%	(22.11)%	12.62%
Net assets at period end (000’s)	$360	$362	$371	$675	$571	$751
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$23.24	$19.90	$17.15	$15.16	$19.51	$17.36
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.42	3.58	2.47	2.00	(4.19)	2.32
Net increase (decrease) in accumulation unit value	2.23	3.34	2.75	1.99	(4.35)	2.15
Accumulation unit value at period end	$25.47	$23.24	$19.90	$17.15	$15.16	$19.51
Total return	9.60%	16.78%	16.03%	13.13%	(22.30)%	12.38%
Net assets at period end (000’s)	$85	$77	$75	$65	$58	$74
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	28	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$23.00	$19.71	$16.99	$15.03	$19.35	$17.22
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.40	3.53	2.44	1.97	(4.16)	2.30
Net increase (decrease) in accumulation unit value	2.21	3.29	2.72	1.96	(4.32)	2.13
Accumulation unit value at period end	$25.21	$23.00	$19.71	$16.99	$15.03	$19.35
Total return	9.61%	16.69%	16.01%	13.04%	(22.33)%	12.37%
Net assets at period end (000’s)	$12,978	$11,988	$10,547	$9,411	$8,633	$11,191
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$22.07	$18.95	$16.36	$14.51	$18.71	$16.69
Net Investment Income (Loss) [A]	(0.19)	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	2.28	3.36	2.31	1.86	(4.04)	2.19
Net increase (decrease) in accumulation unit value	2.09	3.12	2.59	1.85	(4.20)	2.02
Accumulation unit value at period end	$24.16	$22.07	$18.95	$16.36	$14.51	$18.71
Total return	9.47%	16.46%	15.83%	12.75%	(22.45)%	12.10%
Net assets at period end (000’s)	$1,446	$1,317	$1,134	$1,079	$953	$1,227
Expenses to average net assets [B]	2.19%	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.80)%	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	6.93%	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	29	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$21.67	$19.02	$16.96	$15.29	$19.18	$17.64
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.09	1.65	1.20	1.14	(4.08)	1.57
Net increase (decrease) in accumulation unit value	1.55	2.65	2.06	1.67	(3.89)	1.54
Accumulation unit value at period end	$23.22	$21.67	$19.02	$16.96	$15.29	$19.18
Total return	7.15%	13.93%	12.15%	10.92%	(20.28)%	8.73%
Net assets at period end (000’s)	$27,531	$27,366	$27,497	$29,380	$28,262	$38,423
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$20.79	$18.28	$16.34	$14.76	$18.55	$17.10
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.00	1.51	1.08	1.05	(3.98)	1.48
Net increase (decrease) in accumulation unit value	1.46	2.51	1.94	1.58	(3.79)	1.45
Accumulation unit value at period end	$22.25	$20.79	$18.28	$16.34	$14.76	$18.55
Total return	7.02%	13.73%	11.87%	10.70%	(20.43)%	8.48%
Net assets at period end (000’s)	$2,457	$2,776	$3,476	$5,385	$5,290	$6,369
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	30	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$21.21	$18.66	$16.69	$15.09	$18.96	$17.49
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.03	1.55	1.11	1.07	(4.06)	1.50
Net increase (decrease) in accumulation unit value	1.49	2.55	1.97	1.60	(3.87)	1.47
Accumulation unit value at period end	$22.70	$21.21	$18.66	$16.69	$15.09	$18.96
Total return	7.02%	13.67%	11.80%	10.60%	(20.41)%	8.40%
Net assets at period end (000’s)	$7,464	$7,369	$7,682	$8,511	$8,311	$10,326
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$20.43	$18.01	$16.13	$14.61	$18.41	$17.01
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	0.95	1.42	1.02	0.99	(3.99)	1.43
Net increase (decrease) in accumulation unit value	1.41	2.42	1.88	1.52	(3.80)	1.40
Accumulation unit value at period end	$21.84	$20.43	$18.01	$16.13	$14.61	$18.41
Total return	6.90%	13.44%	11.66%	10.40%	(20.64)%	8.23%
Net assets at period end (000’s)	$948	$885	$918	$872	$882	$1,143
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	31	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$19.34	$17.06	$15.30	$13.87	$17.49	$16.18
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	0.86	1.28	0.90	0.90	(3.81)	1.34
Net increase (decrease) in accumulation unit value	1.32	2.28	1.76	1.43	(3.62)	1.31
Accumulation unit value at period end	$20.66	$19.34	$17.06	$15.30	$13.87	$17.49
Total return	6.83%	13.36%	11.50%	10.31%	(20.70)%	8.10%
Net assets at period end (000’s)	$1,015	$1,327	$1,829	$1,047	$1,137	$1,367
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$18.55	$16.40	$14.74	$13.39	$16.92	$15.68
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	0.79	1.15	0.80	0.82	(3.72)	1.27
Net increase (decrease) in accumulation unit value	1.25	2.15	1.66	1.35	(3.53)	1.24
Accumulation unit value at period end	$19.80	$18.55	$16.40	$14.74	$13.39	$16.92
Total return	6.74%	13.11%	11.26%	10.08%	(20.86)%	7.91%
Net assets at period end (000’s)	$83	$89	$79	$82	$97	$582
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	32	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$21.22	$18.64	$16.65	$15.03	$18.86	$17.37
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.05	1.58	1.13	1.09	(4.02)	1.52
Net increase (decrease) in accumulation unit value	1.51	2.58	1.99	1.62	(3.83)	1.49
Accumulation unit value at period end	$22.73	$21.22	$18.64	$16.65	$15.03	$18.86
Total return	7.12%	13.84%	11.95%	10.78%	(20.31)%	8.58%
Net assets at period end (000’s)	$2,229	$2,185	$1,971	$1,772	$1,702	$2,201
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$20.36	$17.92	$16.03	$14.50	$18.24	$16.83
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	0.97	1.44	1.03	1.00	(3.93)	1.44
Net increase (decrease) in accumulation unit value	1.43	2.44	1.89	1.53	(3.74)	1.41
Accumulation unit value at period end	$21.79	$20.36	$17.92	$16.03	$14.50	$18.24
Total return	7.02%	13.62%	11.79%	10.55%	(20.50)%	8.38%
Net assets at period end (000’s)	$150	$157	$138	$124	$168	$209
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	33	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$20.15	$17.75	$15.88	$14.38	$18.09	$16.70
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	0.95	1.40	1.01	0.97	(3.90)	1.42
Net increase (decrease) in accumulation unit value	1.41	2.40	1.87	1.50	(3.71)	1.39
Accumulation unit value at period end	$21.56	$20.15	$17.75	$15.88	$14.38	$18.09
Total return	7.00%	13.52%	11.78%	10.43%	(20.51)%	8.32%
Net assets at period end (000’s)	$5,998	$5,815	$5,939	$5,832	$6,092	$8,809
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$19.34	$17.06	$15.30	$13.87	$17.49	$16.18
Net Investment Income (Loss) [A]	0.46	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	0.86	1.28	0.90	0.90	(3.81)	1.34
Net increase (decrease) in accumulation unit value	1.32	2.28	1.76	1.43	(3.62)	1.31
Accumulation unit value at period end	$20.66	$19.34	$17.06	$15.30	$13.87	$17.49
Total return	6.83%	13.36%	11.50%	10.31%	(20.70)%	8.10%
Net assets at period end (000’s)	$1,975	$1,853	$1,669	$1,688	$1,721	$2,348
Expenses to average net assets [B]	2.13%	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.70)%	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.42%	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	34	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$15.07	$12.10	$11.90	$10.98	$13.82	$13.03
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.64	2.47	(0.30)	0.03	(3.05)	0.59
Net increase (decrease) in accumulation unit value	1.96	2.97	0.20	0.92	(2.84)	0.79
Accumulation unit value at period end	$17.03	$15.07	$12.10	$11.90	$10.98	$13.82
Total return	13.01%	24.55%	1.68%	8.38%	(20.55)%	6.06%
Net assets at period end (000’s)	$2,464	$2,257	$2,020	$2,282	$2,066	$2,468
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.46	$11.63	$11.47	$10.60	$13.36	$12.63
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.55	2.33	(0.34)	(0.02)	(2.97)	0.53
Net increase (decrease) in accumulation unit value	1.87	2.83	0.16	0.87	(2.76)	0.73
Accumulation unit value at period end	$16.33	$14.46	$11.63	$11.47	$10.60	$13.36
Total return	12.93%	24.33%	1.39%	8.21%	(20.66)%	5.78%
Net assets at period end (000’s)	$176	$175	$142	$137	$132	$608
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	35	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.76	$11.87	$11.71	$10.83	$13.66	$12.92
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.57	2.39	(0.34)	(0.01)	(3.04)	0.54
Net increase (decrease) in accumulation unit value	1.89	2.89	0.16	0.88	(2.83)	0.74
Accumulation unit value at period end	$16.65	$14.76	$11.87	$11.71	$10.83	$13.66
Total return	12.80%	24.35%	1.37%	8.13%	(20.72)%	5.73%
Net assets at period end (000’s)	$1,130	$1,146	$1,106	$1,289	$1,551	$2,049
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.21	$11.45	$11.32	$10.49	$13.26	$12.57
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.49	2.26	(0.37)	(0.06)	(2.98)	0.49
Net increase (decrease) in accumulation unit value	1.81	2.76	0.13	0.83	(2.77)	0.69
Accumulation unit value at period end	$16.02	$14.21	$11.45	$11.32	$10.49	$13.26
Total return	12.74%	24.10%	1.15%	7.91%	(20.89)%	5.49%
Net assets at period end (000’s)	$247	$232	$186	$209	$306	$384
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	36	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$13.45	$10.85	$10.74	$9.96	$12.60	$11.96
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.39	2.10	(0.39)	(0.11)	(2.85)	0.44
Net increase (decrease) in accumulation unit value	1.71	2.60	0.11	0.78	(2.64)	0.64
Accumulation unit value at period end	$15.16	$13.45	$10.85	$10.74	$9.96	$12.60
Total return	12.71%	23.96%	1.02%	7.83%	(20.95)%	5.35%
Net assets at period end (000’s)	$363	$353	$292	$286	$266	$301
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$12.90	$10.43	$10.34	$9.61	$12.19	$11.59
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.31	1.97	(0.41)	(0.16)	(2.79)	0.40
Net increase (decrease) in accumulation unit value	1.63	2.47	0.09	0.73	(2.58)	0.60
Accumulation unit value at period end	$14.53	$12.90	$10.43	$10.34	$9.61	$12.19
Total return	12.64%	23.68%	0.87%	7.60%	(21.16)%	5.18%
Net assets at period end (000’s)	$18	$20	$16	$16	$15	$16
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	37	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.76	$11.86	$11.68	$10.79	$13.59	$12.83
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.60	2.40	(0.32)	(0.00)	(3.01)	0.56
Net increase (decrease) in accumulation unit value	1.92	2.90	0.18	0.89	(2.80)	0.76
Accumulation unit value at period end	$16.68	$14.76	$11.86	$11.68	$10.79	$13.59
Total return	13.01%	24.45%	1.54%	8.25%	(20.60)%	5.92%
Net assets at period end (000’s)	$98	$99	$85	$82	$76	$176
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.16	$11.40	$11.25	$10.41	$13.14	$12.43
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.50	2.26	(0.35)	(0.05)	(2.94)	0.51
Net increase (decrease) in accumulation unit value	1.82	2.76	0.15	0.84	(2.73)	0.71
Accumulation unit value at period end	$15.98	$14.16	$11.40	$11.25	$10.41	$13.14
Total return	12.85%	24.21%	1.33%	8.07%	(20.78)%	5.71%
Net assets at period end (000’s)	$11	$13	$11	$11	$10	$12
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	38	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$14.02	$11.29	$11.15	$10.32	$13.03	$12.34
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.48	2.23	(0.36)	(0.06)	(2.92)	0.49
Net increase (decrease) in accumulation unit value	1.80	2.73	0.14	0.83	(2.71)	0.69
Accumulation unit value at period end	$15.82	$14.02	$11.29	$11.15	$10.32	$13.03
Total return	12.84%	24.18%	1.26%	8.04%	(20.80)%	5.59%
Net assets at period end (000’s)	$497	$535	$430	$564	$926	$1,226
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$13.45	$10.85	$10.74	$9.96	$12.60	$11.96
Net Investment Income [A]	0.32	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.39	2.10	(0.39)	(0.11)	(2.85)	0.44
Net increase (decrease) in accumulation unit value	1.71	2.60	0.11	0.78	(2.64)	0.64
Accumulation unit value at period end	$15.16	$13.45	$10.85	$10.74	$9.96	$12.60
Total return	12.71%	23.96%	1.02%	7.83%	(20.95)%	5.35%
Net assets at period end (000’s)	$331	$300	$261	$286	$280	$347
Expenses to average net assets [B]	3.19%	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(3.19)%	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	1.65%	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	39	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$7.66	$7.55	$7.50	$7.33	$7.40	$7.55
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.03	0.32	0.19	0.22	0.25	0.39
Net increase (decrease) in accumulation unit value	0.04	0.11	0.05	0.17	(0.07)	(0.15)
Accumulation unit value at period end	$7.70	$7.66	$7.55	$7.50	$7.33	$7.40
Total return	0.52%	1.46%	0.67%	2.32%	(0.95)%	(1.99)%
Net assets at period end (000’s)	$1,202	$1,092	$1,200	$1,212	$1,396	$1,385
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$7.37	$7.27	$7.24	$7.08	$7.17	$7.33
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.01	0.31	0.17	0.21	0.23	0.38
Net increase (decrease) in accumulation unit value	0.02	0.10	0.03	0.16	(0.09)	(0.16)
Accumulation unit value at period end	$7.39	$7.37	$7.27	$7.24	$7.08	$7.17
Total return	0.27%	1.38%	0.41%	2.26%	(1.26)%	(2.18)%
Net assets at period end (000’s)	$144	$149	$213	$453	$478	$502
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	40	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$7.56	$7.46	$7.43	$7.28	$7.37	$7.53
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.01	0.31	0.17	0.20	0.23	0.38
Net increase (decrease) in accumulation unit value	0.02	0.10	0.03	0.15	(0.09)	(0.16)
Accumulation unit value at period end	$7.58	$7.56	$7.46	$7.43	$7.28	$7.37
Total return	0.26%	1.34%	0.40%	2.06%	(1.22)%	(2.12)%
Net assets at period end (000’s)	$221	$226	$272	$315	$285	$821
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$7.09	$7.01	$7.00	$6.87	$6.97	$7.14
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.00	0.29	0.15	0.18	0.22	0.37
Net increase (decrease) in accumulation unit value	0.01	0.08	0.01	0.13	(0.10)	(0.17)
Accumulation unit value at period end	$7.10	$7.09	$7.01	$7.00	$6.87	$6.97
Total return	0.14%	1.14%	0.14%	1.89%	(1.43)%	(2.38)%
Net assets at period end (000’s)	$76	$22	$22	$69	$130	$60
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	41	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$6.87	$6.81	$6.80	$6.68	$6.78	$6.96
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.00	0.27	0.15	0.17	0.22	0.36
Net increase (decrease) in accumulation unit value	0.01	0.06	0.01	0.12	(0.10)	(0.18)
Accumulation unit value at period end	$6.88	$6.87	$6.81	$6.80	$6.68	$6.78
Total return	0.15%	0.88%	0.15%	1.80%	(1.47)%	(2.59)%
Net assets at period end (000’s)	$374	$356	$436	$416	$448	$411
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$6.60	$6.55	$6.56	$6.45	$6.57	$6.75
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.00	0.26	0.13	0.16	0.20	0.36
Net increase (decrease) in accumulation unit value	0.01	0.05	(0.01)	0.11	(0.12)	(0.18)
Accumulation unit value at period end	$6.61	$6.60	$6.55	$6.56	$6.45	$6.57
Total return	0.15%	0.76%	(0.15)%	1.71%	(1.83)%	(2.67)%
Net assets at period end (000’s)	$155	$159	$161	$165	$166	$172
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	42	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$7.51	$7.41	$7.37	$7.20	$7.28	$-
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.02	0.31	0.18	0.22	0.24	7.82
Net increase (decrease) in accumulation unit value	0.03	0.10	0.04	0.17	(0.08)	7.28
Accumulation unit value at period end	$7.54	$7.51	$7.41	$7.37	$7.20	$7.28
Total return	0.40%	1.35%	0.54%	-%	-%	-%
Net assets at period end (000’s)	$18	$17	$10	$58	$57	$1
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$7.22	$7.13	$7.11	$6.97	$7.05	$7.22
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.01	0.30	0.16	0.19	0.24	0.37
Net increase (decrease) in accumulation unit value	0.02	0.09	0.02	0.14	(0.08)	(0.17)
Accumulation unit value at period end	$7.24	$7.22	$7.13	$7.11	$6.97	$7.05
Total return	0.28%	1.26%	0.28%	2.01%	(1.13)%	(2.35)%
Net assets at period end (000’s)	$7	$8	$7	$7	$7	$3
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	43	Semi-Annual Report 2026

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Period Ending	Year Ending	Year Ending	Year Ending	Year Ending	Year Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2026 [C]	2025	2024	2023	2022	2021
Accumulation unit value at beginning of year	$7.22	$7.14	$7.12	$6.98	$7.07	$7.24
Net Investment (Loss) [A]	0.01	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.01	0.29	0.16	0.19	0.23	0.37
Net increase (decrease) in accumulation unit value	0.02	0.08	0.02	0.14	(0.09)	(0.17)
Accumulation unit value at period end	$7.24	$7.22	$7.14	$7.12	$6.98	$7.07
Total return	0.28%	1.12%	0.28%	2.01%	(1.27)%	(2.35)%
Net assets at period end (000’s)	$37	$37	$52	$130	$531	$390
Expenses to average net assets [B]	4.10%	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.82)%	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	13.26%	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	44	Semi-Annual Report 2026

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1.	ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”), a wholly owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly owned subsidiary of Universal Group, Inc. (“UNIGR”). ULICO is domiciled in Puerto Rico and operates under the provisions of the Puerto Rico Insurance Code. The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act.

The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows:

Subaccounts
Fortune V Separate Account - Universal VIA Conservative Allocation
Fortune V Separate Account - Universal VIA Moderate Allocation
Fortune V Separate Account - Universal VIA Moderate Growth Allocation
Fortune V Separate Account - Universal VIA Growth Allocation
Fortune V Separate Account - Universal VIA International Moderate Growth Allocation
Fortune V Separate Account - Universal Money Market

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO’s assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Subaccounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Separate Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which may require the use of estimates made by management and evaluation of subsequent events. The Separate Account follows investment company accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Section (“ASC”) 946, Financial Services – Investment Companies.

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

45

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

Net Assets: Net assets reflect the fair value of the Separate Account’s investments and other assets less liabilities. All elements of equity (capital and distributable earnings) are aggregated in a single line, pursuant to ASC 946-20-50-14, presented as net assets in the statements of assets and liabilities.

Unit transactions: In accordance with ASC Topic 946, capital share transactions are recorded at the transaction amount and include all cash received or paid related to the issuance and redemption of units, as presented in the statements of changes in net assets.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Segment Reporting: Each Subaccount within the Separate Account represents a single operating segment pursuant to FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The financial information in the form of the Subaccount’s portfolio composition, total return, expense ratios and changes in net assets (i.e. changes in net assets resulting from operations, subscriptions and redemptions) is reviewed by the Separate Account’s chief operating decision maker (CODM) to assess the Subaccounts’ performance in comparison to the Subaccounts’ benchmarks and to make resource allocation decisions for the Subaccounts’ single segment is consistent with the information presented in these financial statements. The Principal Executive Officer and the Portfolio Construction Manager act as the CODM of the Subaccounts. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant expenses are listed on the accompanying Statement of Operations.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Separate Account are automatically reinvested in shares of the Separate Account when paid. Dividend income is recognized on the ex-dividend date.

3.	INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. Each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

46

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. All of the investments of the Separate Account have a Level 1 fair value hierarchy classification at June 30, 2026, which is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments. There were no Level 3 investments at the beginning and/or end of the period.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4.	RISK AND UNCERTAINTIES

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be affected adversely and negatively impact a Subaccount’s performance.

Because ULICO’s business is written in Puerto Rico, ULICO’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of ULICO’s policyholders, which would result in significantly increased losses to ULICO. However, ULICO’s reinsurance program reduces to its net exposure in any such catastrophe.

Other matters: ULICO and its affiliates are parties to various legal proceedings that originated in the normal course of business. None of these proceedings would be likely to have a material adverse effect, if any, upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

47

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

5.	FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of UNIGR and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the net assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the six month period ended June 30, 2026. Advisory fees due to UFS as of June 30, 2026 amounted to $282,102 for all Subaccounts. The advisory fees due by each Subaccount is included as accrued expenses in the accompanying statements of assets and liabilities.

A daily charge from the net assets in each variable investment option is assessed by ULICO to compensate for operational expenses of the Separate Account, a portion of which relates to mortality and expense risks. The daily charge on an annualized basis may be 1.40%, 1.75% or 1.95% based on the contract class. Mortality and expense charges due to ULICO as of June 30, 2026 amounted to $13,308 and is included as units redeemed in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receive compensation from the Subaccounts. During the period ended June 30, 2026, ULICO paid a total of $17,000 in fees to the members of the Board.

During the period ended June 30, 2026, the Subaccounts incurred no brokerage commissions on security transactions.

6.	PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccounts	Purchases of Securities	Sale of Securities
Universal VIA Conservative Allocation	$2,014,096	$6,392,275
Universal VIA Moderate Allocation	11,258,065	25,058,226
Universal VIA Moderate Growth Allocation	3,095,064	6,579,485
Universal VIA Growth Allocation	1,601,966	3,292,642
Universal VIA International Moderate Growth Allocation	55,075	552,479
Universal Money Market	469,276	312,200

7.	INCOME TAXES

The operations of the Separate Account are included in the operations of ULICO. Based on current tax law, ULICO does not incur any income tax on the earnings or realized capital gains attributable to the Separate Account. As a result, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Separate Account concluded that there are no uncertain tax positions. Uncertain tax positions are recognized if it is “more likely than not” that the position will be sustained assuming an examination by the tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31 of each calendar year is reported and fully paid by ULICO. This special tax is payable to the Puerto Rico Treasury Department. There is no special tax payable as of June 30, 2026.

48

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

8.	SUBSEQUENT EVENT

The Company has evaluated all subsequent events through August 28, 2026 the date the financial statements were issued. No events have occurred subsequent to June 30, 2026 that would require recognition or disclosure in the financial statements.

49

Management of the Separate Account

Board Members and Officers
(Unaudited)

The members of the Board (“Board Members”) and executive officers of the Separate Account are listed below.

BOARD MEMBERS

The Board of Directors was created on the effective date of the Separate Account registration with the SEC in May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Separate Account because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Separate Account and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Separate Account’s Board Members and Officers is available in the Separate Account’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their birth year, their positions with the Separate Account, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA (1956)	Member, Board	Since 2021	Certified Public Accountant, tax and business advisor as a sole practitioner	6	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV CPA, LLC, PSC (accounting firm), Managing Director and Certified Public Accountant.	6	None

The members of the Board listed above are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery- Villaespesa* (1965)	Member, Board	Since 2021	Counsel, Toro Colón Mullet, P.S.C., a legal services firm	6	None

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.
*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Separate Account’s Declaration of Trust.

50

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Separate Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nancy Martinez (1965)	Chief Compliance Officer	Since 2022	Compliance Director of Universal Life Insurance Company and Chief Compliance Officer of Universal Financial Services. Previously Principal Operations Officer at Citi International Financial Services LLC with 25 plus years of experience in the Financial Investment industry. Currently holds Series 7, 9/10, 66, 24, and 27 licenses.

Jose C. Benítez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial - with 25 plus years of financial services experience. Series 7 & 24 Licenses, FLMI Designation.

Roberto J. Martínez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

51

(b)	The following is a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule:

AN IMPORTANT NOTICE TO SHAREHOLDERS

SEMI-ANNUAL REPORT IS NOW AVAILABLE ONLINE

(AND IN PRINT BY REQUEST)

UNIVERSAL LIFE INSURANCE COMPANY

FORTUNE V SEPARATE ACCOUNT

Universal Life Insurance Company (“ULICO”) has posted the most current version of the Fortune V Report to Shareholders in its website at the following link:

https://www.universallifepr.com/ULICOPortal/VIA.aspx

Fortune V Account, comprised of Universal VIA Asset Allocation Portfolios also known as Subaccounts, is a separate account established by ULICO and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount’s underlying investments are mutual funds, based on specific asset allocation objectives.

The Report to Shareholders contains important information about the Fortune V Separate Account, including its portfolio holdings and financial statements. We encourage you to access and review the Report online and review each Subaccount’s investments. You can also download the Report for your convenience. Once you access the link https://www.universallifepr.com/ULICOPortal/VIA.aspx you will find the following documents for further reference:

-	Current Report to Shareholders for the period ended June 30th, 2026
-	Schedule of Investments as of 3/31/2026
-	Prior Report to Shareholders for the period ended December 31st, 2025
-	Schedule of Investments as of 9/30/2025
-	Fortune V Separate Account Full Prospectus

Online access is the regular delivery method going forward; however, you can request, at no cost, paper copies via regular mail or pdf copies via e-mail at any time. However, if you wish to receive printed copies (regular mail) or pdf copies (via e-mail) of THIS and/or any future Shareholder Report or other materials about Fortune V, please write to us at:

UNIVERSAL LIFE INSURANCE COMPANY

Annuities Department

PO Box 2145

San Juan, PR 00922-2145

Or call us at:

(787) 706-7095

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Schedule of Investments is included in the Financial Statements under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Considerations in Approval of Investment Advisory Agreement and Asset Allocation Management Agreement

As required under the Investment Company Act of 1940 (the “1940 Act”), the Board of Directors (the “Board”) of Fortune V Separate Account (the “Fund”), determines whether to approve the continuation of the Fund’s investment advisory agreement with Universal Financial Services, the investment adviser to the Fund (the “Adviser”) and the continuation of the Asset Allocation Management Agreement between Morningstar Associates, LLC (“Morningstar”) and the Adviser on behalf of the Fund, and each of its sub-accounts (together, the “Agreements”). In considering the approval of the Agreements, the Board, including a majority of those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in the 1940 Act, met with representatives of the Adviser on May 27, 2026 (the “Meeting”) and in executive session at the May 27, 2026 meeting and approved the Agreements after concluding that the continuation of the Agreements was in the best interests of the Fund and its shareholders.

The Board requested and received materials relating to the Agreements in advance of the Meeting. Among other things, the Board considered expense comparisons to other funds of similar size and with similar investment objectives and strategies as the respective sub-account (the “Expense Peer Group”), as well as comparing the performance of each sub-account, except for the Money Market portfolio, to other funds with similar investment objectives and strategies (the “Performance Peer Group”), and to its benchmark. The additional material prepared by the Adviser and by Morningstar generally included Fund information including the average net assets of each sub-account, management fees, services provided by the Adviser and Morningstar and profitability information.

In approving the Agreements, the Board, including the Independent Directors, was advised by counsel and considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each sub-account, the profitability information provided by the Adviser and Morningstar, expenses and fees, and the potential for and existence of economies of scale. In their deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreements with respect to the Fund, and each Director may have given different weights to different factors and, thus, each Director may have had a different basis for his decision. In connection with its deliberations, the Board considered oral and written information furnished at or in advance of the meeting held on May 27, 2026, and throughout the year.

Nature, Extent and Quality of the Services under the Agreements. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser under the Investment Advisory Agreement and by Morningstar under the Asset Allocation Management Agreement for the Fund. The Board reviewed background information about the Adviser and Morningstar, and considered the background and experience of the Adviser’s and Morningstar’s senior management and the qualifications, backgrounds and responsibilities of the individuals responsible for overseeing the portfolio construction managers and validating compliance with the investment objectives within each sub-account.

With respect to each sub-account, except for the Money Market portfolio, the Board then considered the scope of services provided under the Asset Allocation Management Agreement, noting that Morningstar provides investment services to the Adviser in the form of selecting and trading portfolio securities on behalf of the applicable sub-accounts and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. The Board considered the investment philosophy of Morningstar and how Morningstar selected investments for each sub-account among the underlying funds available to it.

Adviser and Morningstar Profitability. The Board was provided with information on the Adviser’s and of Morningstar’s profitability in serving as the investment adviser and portfolio construction manager, respectively, to the Fund. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of expenses and the adviser’s capital structure and cost of capital. The Board also recognized that the structure of the Fund is somewhat unique. Taking these factors into account, the Board concluded that the Adviser’s profitability and Morningstar’s profitability in relation to the services each renders was reasonable and that each was believed to be sufficient to continue to provide services to the Fund and its shareholders.

Economies of Scale. The Board considered information regarding potential economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether or not the advisory fee and fee payable to Morningstar reflected economies of scale and noted that the advisory fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.35% of the average net daily assets of the Fund and the fee payable to Morningstar does not decrease at breakpoints, but instead remains fixed at 0.10% of the average net daily assets of the Fund. The Board noted that the Fund was not expected to have substantial growth going forward and, thus, economies of scale were not likely being experienced by the Adviser or Morningstar.

Other Benefits to the Adviser and to Morningstar. The Board considered other benefits received by the Adviser and Morningstar as a result of their relationship with the Fund. The Board concluded that the potential benefits to be derived by the Adviser and by Morningstar included the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Adviser and by Morningstar were consistent with the types of benefits generally derived by investment advisers to mutual funds. The Directors considered these and any other potential fall-out benefits and generally determined these to be not material to the consideration of the management and other fees and to the Adviser’s and Morningstar’s profitability generally.

Investment Advisory Fee Rates and Expenses and Performance. The Board reviewed and considered the contractual advisory fee rates for the Fund in light of the nature, extent and quality of the advisory services provided by the Adviser and the fee rates payable to Morningstar in light of the nature, extent and quality of the asset allocation services provided by Morningstar.

The Board received and considered information on the gross and net total operating expense ratios for the Fund in comparison to the Expense Peer Group. The Directors noted that, with respect to each sub-account, with the exception of the Conservative Portfolio, the gross and net expense ratios were higher than the median of the gross and net expense ratios of the respective Expense Peer Groups. The Board took into consideration management’s discussion of the fees, including that the peer funds do not pay investment advisory fees.

The Board also reviewed the fee paid to Morningstar for its services to the sub-accounts, except for the Money Market portfolio, under the Asset Allocation Management Agreement. The Board considered this fee in light of the services Morningstar provides as to the applicable sub-accounts. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm.

The Board reviewed the market indexes used as the benchmarks for the applicable sub-accounts. It was noted that the objective factors considered when selecting the market indexes are the current asset allocation weightings of the applicable sub-accounts. The Board noted that for each applicable sub-account, performance trailed the performance of its benchmark index for certain time periods. The Board also reviewed the performance of the sub-accounts managed by Morningstar, relative to their respective Performance Peer Groups over one-, five-, and ten-year periods. The Board noted that, with the exception of the Moderate and Growth Portfolios, each applicable sub-account’s performance trailed the performance of its Performance Peer Group over certain time periods. The Board considered information provided by Morningstar about Fund performance. The Board further noted that it had received and would continue to receive regular reports regarding each sub-account’s performance at its quarterly meetings.

The Board determined that, given all of the factors provided, it would be in the best interests of the Fund and its shareholders to approve the Agreements for an additional one-year term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 19(a)(3).

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortune V Separate Account

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	September 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	September 1, 2026

By:	/s/ Roberto J. Martinez
Roberto J. Martinez
Principal Financial and Secretary

Date:	September 1, 2026